Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Taxation [Abstract]
Schedule of profit before income taxes
	Six Months Ended June 30,
	2017	2018
	US$	US$

Non-PRC	1,384	1,942
PRC	(1,441)	2,490

	(57)	4,432

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Non-PRC	3,241	2,777	(7,138)
PRC	(1,595)	2,478	(2,902)

	1,646	5,255	(10,040)

Schedule of income tax expense
	Six Months Ended June 30,
	2017	2018
	US$	US$

Current	(943)	(187)
Deferred	53	(850)

	(890)	(1,037)

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Current	(1,895)	(2,257)	(1,382)
Deferred	1,044	(402)	(937)

	(851)	(2,659)	(2,319)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

	Six Months Ended June 30,
	2017	2018
	US$	US$

(Loss) profit before income taxes	(57)	4,432

Income tax benefit (expenses) computed at the statutory income tax rate at 25%	14	(1,108)
Non-deductible expenses	(304)	272
Non-taxation income	67	-
Preferential rate	(102)	464
Current and deferred tax rate differences	(120)	(225)
Foreign rate differences	(266)	(222)
Change of valuation allowance	(116)	811
Prior year provision to return true up	-	(848)
Interest expenses	(63)	(181)

Income tax expenses	(890)	(1,037)

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Profit (loss) before income taxes	1,646	5,255	(10,040)

Income tax (expense) income computed at the statutory income tax rate at 25%	(412)	(1,314)	2,510
Non-deductible expenses	(166)	(491)	(2,698)
Non-taxation income	1,300	414	68
Preferential rate	(423)	400	(324)
Current and deferred tax rate differences	790	310	55
Foreign rate differences	(292)	560	(426)
Change of valuation allowance	(1,643)	(2,529)	(1,039)
Taxable income	-	-	(215)
Deferred tax	-	74	-
Interest expense	(5)	(83)	(250)

Income tax expense	(851)	(2,659)	(2,319)

Schedule of significant components of deferred taxes
	As of December 31,	As of June 30,
	2017	2018
	US$	US$
Deferred tax assets
Inventories provision	229	227
AR provision	-	69
Accrued salary and welfare payable	165	316
Property and equipment	14	14
Tax losses	14,769	13,478
Valuation allowance	(13,714)	(12,903)
Total deferred tax assets	1,463	1,201
Deferred tax liabilities
Intangible assets	2,004	1,790
Deferred cost of revenues	1,551	2,260

Total deferred tax liabilities	3,555	4,050

	As of December 31,
	2016	2017
	US$	US$
Deferred tax assets
Inventories provision	156	229
Accrued salary and welfare payable	274	165
Property and equipment	20	14
Tax losses	13,279	14,769
Valuation allowance	(12,675)	(13,714)
Total deferred tax assets	1,054	1,463

Deferred tax liabilities
Intangible assets	2,146	2,004
Deferred cost of revenue	24	1,551

Total deferred tax liabilities	2,170	3,555

Schedule of roll-forward of unrecognized tax benefits

	Six Months Ended June 30,
	2017	2018
	US$	US$

Balance at beginning of period	4,053	4,547
Additions based on tax positions related to the current year	170	644
Foreign currency translation difference	(353)	(58)

Balance at end of period	3,870	5,133

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of year	620	2,177	4,053
Additions based on tax positions related to the current year	1,557	1,876	217
Foreign currency translation difference	-	-	277

Balance at end of year	2,177	4,053	4,547